LIQUIDITY AND GOING CONCERN	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 11 – LIQUIDITY AND GOING CONCERN

The Company reported a net loss of $2,822,774 and net cash used in operating activities of $2,512,393 for the six months ended June 30, 2025. In addition, the Company had an accumulated deficit of $48,751,752 and working capital of $8,403,996 as of June 30, 2025. The Company’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Company will be able to reduce or eliminate its net losses and achieve profitability for the foreseeable future. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has financed the operations primarily through cash flow from operations, loans from banks, and proceeds from equity or equity-linked financings. On July 22, 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent”), acting as its sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, Ordinary Shares having an aggregate gross offering price of up to $20,000,000. Under the ATM Agreement, the ATM shares were offered and sold by the Company pursuant to a prospectus dated February 16, 2021 and a prospectus supplement, dated July 22, 2022, that form a part of the Company’s shelf registration statement on Form F-3 (File No. 333-252520), which registration statement was declared effective by the SEC on February 16, 2021 (“Prior Registration Statement”). The ATM Agreement was amended on March 22, 2024 (“ATM Amendment No.1”), and on the same day, the Company filed a new shelf registration statement on Form F-3 (the “New F-3 Registration Statement”, File No. 333-278175), which includes a prospectus supplement (the “ATM Prospectus Supplement”) and a base prospectus supplemented by the Prospectus Supplement, covering (i) the offering, issuance and sale by the Company of a maximum aggregate offering price of up to $9,600,000 of the Company’s Ordinary Shares, preferred shares, warrants, debt securities, rights, depositary shares, and/or units from time to time in one or more offerings, and (ii) up to a maximum aggregate offering price of $4,267,622 of the Company’s Ordinary Shares that may be issued and sold from time to time under the ATM Agreement, as amended by the ATM Amendment No.1. On May 31, 2024, the New F-3 Registration Statement was declared effective by the SEC. On December 18, 2024 and June 17, 2025, the Company filed two separate prospectus supplements to amend the ATM Prospectus Supplement, each of which increased the maximum amount of Ordinary Shares that the Company was eligible to sell pursuant to the ATM Agreement and the ATM Amendment No.1 due to the offering limits set forth under General Instruction I.B.5 of Form F-3. Under the prospectus supplement filed with the SEC on December 18, 2024, the Company registered up to $3,850,000 worth of Ordinary Shares, including $906,305 worth of Ordinary Shares from the ATM Prospectus Supplement that were unsold as of that date. Under the prospectus supplement filed with the SEC on June 17, 2025, the Company registered an additional $3,200,000 worth of Ordinary Shares pursuant to the ATM Amendment No.1. The Company received net proceeds of an aggregate of $6,564,185 through issuance of Ordinary Shares by such ATM offering for the six months ended June 30, 2025. See Note 13 for information on additional funds raised subsequent to June 30, 2025 via the ATM Amendment No.1.

As of September 26, 2025, the Company had approximately $7.54 million of cash which was placed with financial institutions and is unrestricted as to withdrawal or use. Management’s plan for mitigating the conditions of substantial doubt about the Company’s ability to continue as a going concern includes a combination of improving operational efficiency, cost reductions, debt and equity. In June 2024, new 3D seismic exploratory operations at the Company’s 63,753 acre Kruh Block was completed. Interpretation and reservoir study based on the 3D seismic data continued until September 2025. Importantly, the Company anticipates that the results of this seismic work will support the commencement of its continuing drilling program, which includes two back-to-back wells for which field operations are already underway. These two wells are expected to be completed in the first quarter of 2026 as part of the Company’s continuous drilling program of 14 new wells over the next four years. The Company currently does not have any outstanding short-term or long-term bank borrowings balance. The Company intends to mitigate the conditions of substantial doubt and meet the cash requirements for the next 12 months by implementing management’s plan, including a combination of improving operational efficiency, cost reductions and debt and equity financing. The Company will collect the receivables timely and arrange payment schedule in accordance with our cash management plan. The Company anticipates obtaining unconditional financial support from our Chief Executive Officer up to $8 million from the issuance date of the financial statements for the next 12 months operation.

The Company believes that the Company’s current cash and cash equivalents and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s unaudited condensed consolidated financial statements. The Company has prepared the condensed consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will be able to raise additional capital if needed.